Schedule of Weighted Average Remaining Lease Term and Discount Rate (Details) - Boost Run Holdings LLC [Member]	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Operating leases, Remaining lease term	2 years 1 month 6 days	2 years 7 months 6 days
Finance leases, Remaining lease term	1 year 9 months 18 days	2 years 3 months 18 days
Operating leases, Discount rate	6.54%	7.47%
Discount rate	6.62%	11.93%